Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories - Inventories [Text Block]	Philips Group Inventories in millions of EUR
	2020	2021
Raw materials and supplies	992	1,143
Work in process	537	646
Finished goods	1,464	1,660
Inventories	2,993	3,450